Financial instruments - additional information (Tables)	12 Months Ended
Dec. 31, 2018
Financial instruments - additional information
Schedule of contractual maturities of financial liabilities, excluding derivative liabilities and investment contracts, on an undiscounted cash flow basis

	31 Dec 2018 £m
	Total		After 1	After 5	After 10	After 15
	carrying	1 year	year to	years to	years to	years to	Over	No stated
	value	or less	5 years	10 years	15 years	20 years	20 years	maturity	Total
Financial liabilities
Core structural borrowings of shareholder-financed businessesC6.1	7,664	298	1,759	1,526	1,843	1,070	6,573	2,924	15,993
Operational borrowings attributable to shareholder-financed businessesC6.2	998	839	91	68	—	—	—	—	998
Borrowings attributable to with-profits fundsC6.2	3,940	701	1,246	719	274	142	2,086	—	5,168
Obligations under funding, securities lending and sale and repurchase agreements	6,989	6,989	—	—	—	—	—	—	6,989
Accruals, deferred income and other liabilities	15,248	10,844	470	71	90	109	352	3,535	15,471
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	11,651	11,651	—	—	—	—	—	—	11,651
Total	46,490	31,322	3,566	2,384	2,207	1,321	9,011	6,459	56,270

	31 Dec 2017 £m
	Total		After 1	After 5	After 10	After 15
	carrying	1 year	year to	years to	years to	years to	Over	No stated
	value	or less	5 years	10 years	15 years	20 years	20 years	maturity	Total
Financial liabilities
Core structural borrowings of shareholder-financed businessesC6.1	6,280	473	784	1,350	1,389	576	3,324	3,160	11,056
Operational borrowings attributable to shareholder-financed businessesC6.2	1,791	1,130	597	69	—	—	—	—	1,796
Borrowings attributable to with-profits fundsC6.2	3,716	905	922	32	29	29	1,810	104	3,831
Obligations under funding, securities lending and sale and repurchase agreements	5,662	5,662	—	—	—	—	—	—	5,662
Accruals, deferred income and other liabilities	14,185	10,088	469	68	85	106	320	3,267	14,403
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	8,889	8,889	—	—	—	—	—	—	8,889
Total	40,523	27,147	2,772	1,519	1,503	711	5,454	6,531	45,637

Schedule of maturity profile of net derivative positions

	Carrying value of net derivatives £m			Maturity profile of net derivative position £m
			Net		After 1	After 3
	Derivative	Derivative	derivative	1 year	year to	years to	After 5
	assets	liabilities	position	or less	3 years	5 years	years	Total
2018	3,494	(3,506)	(12)	292	(8)	(4)	30	310
2017	4,801	(2,755)	2,046	2,359	(16)	(9)	(1)	2,333

Schedule of maturity profile for investment contracts

	£billion
							Total
		After 1	After 5	After 10	After 15		undis-	Total
	1 year	year to	years to	years to	years to	Over	counted	carrying
	or less	5 years	10 years	15 years	20 years	20 years	value	value
31 Dec 2018	8	31	29	20	12	17	117	87
31 Dec 2017	8	29	27	19	13	14	110	83

Schedule of derivative agreements eligible for intra-group exemptions to margin requirements

	31 Dec 2018
	Legal Entity Identifier	Relationship between		Aggregate notional of
Counterparty	(LEI)	parties	Type of exemption	OTC derivatives contract £m
Prudential plc	5493001Z3ZE83NG	Part of the same group	Full	3,633
	K8Y12	holding company
Prudential Holdings Limited	549300JVAI8CZD4	Part of the same group	Full	56
	HD451	holding company
Prudential (US HoldCo1) Limited	549300JNYGDP2X	Part of the same group	Full	2,717
	OLWR47	holding company
Prudential Corporation Holdings Limited	549300KDOPLFHA	Part of the same group	Full	927
	W51H26	holding company
Prudential Lifetime Mortgages Limited	5493001GSK4HF84	Part of the same group	Full	37
	IOB02	holding company
	549300I8LYOK91H	Part of the same group	Full	7
Prudential Distribution Limited	BX439	holding company

Schedule of gross and net information about financial instruments subject to master netting arrangements

	31 Dec 2018 £m
	Gross amount	Related amounts not offset
	included in the	in the consolidated statement of
	consolidated	financial position
	statement of	Financial		Securities
	financial position	instruments	Cash	collateral
	note (i)	note (ii)	collateral	note (iii)	Net amount

Financial assets:
Derivative assets	3,229	(1,261)	(1,687)	(166)	115
Reverse repurchase agreements	11,597	—	—	(11,606)	(9)
Total financial assets	14,826	(1,261)	(1,687)	(11,772)	106

Financial liabilities:
Derivative liabilities	(3,189)	1,261	710	1,058	(160)
Securities lending and repurchase agreements	(1,258)	—	34	1,205	(19)
Total financial liabilities	(4,447)	1,261	744	2,263	(179)

	31 Dec 2017 £m
	Gross amount	Related amounts not offset
	included in the	in the consolidated statement of
	consolidated	financial position
	statement of	Financial		Securities
	financial position	instruments	Cash	collateral
	note (i)	note (ii)	collateral	note (iii)	Net amount

Financial assets:
Derivative assets	4,718	(946)	(2,641)	(984)	147
Reverse repurchase agreements	10,280	—	—	(10,270)	10
Total financial assets	14,998	(946)	(2,641)	(11,254)	157

Financial liabilities:
Derivative liabilities	(2,301)	946	420	893	(42)
Securities lending and repurchase agreements	(1,410)	—	52	1,332	(26)
Total financial liabilities	(3,711)	946	472	2,225	(68)

Notes

(i)   The Group has not offset any of the amounts included in the consolidated statement of financial position.

(ii)   Represents the amount that could be offset under master netting or similar arrangements where the Group does not satisfy the full criteria to offset on the consolidated statement of financial position.

(iii)  Excludes initial margin amounts for exchange-traded derivatives.